Share-Based Compensation - Summary of Movement in Share Options (Detail) - Sharesave Schemes [member] Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 £ / shares	Dec. 31, 2018 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding beginning balance	26,838	27,201
Number of options granted	9,594	6,210
Number of options exercised	(7,978)	(3,340)
Number of options forfeited/expired	(5,081)	(3,233)
Number of options outstanding ending balance	23,373	26,838
Number of options exercisable	2,519	10,370
Weighted average exercise price outstanding beginning balance	£ 3.12	£ 3.12
Weighted average exercise price granted	2.83	3.46
Weighted average exercise price exercised	2.83	3.16
Weighted average exercise price forfeited/expired	3.42	3.76
Weighted average exercise price outstanding ending balance	3.03	3.12
Weighted average exercise price exercisable ending balance	£ 3.62	£ 2.81